Financial risk management - Financial risk factors (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial risk management
Financial assets held at fair value through profit or loss	€ 13,575
Financial assets	3,721,421	€ 4,128,033	€ 4,797,436
Financial liabilities	118,534	119,137	111,582
Liquidity risk
Current financial investments and cash and cash equivalents	3,684,500
Current financial instruments
Financial risk management
Financial liabilities		19	204
Current contingent consideration related to milestones CellPoint
Financial risk management
Financial liabilities		8,485
Non-current contingent consideration related to milestones CellPoint
Financial risk management
Financial liabilities	20,972	13,582
Trade & other liabilities
Financial risk management
Financial liabilities	87,966	68,928	84,519
Lease liabilities
Financial risk management
Financial liabilities	9,596	21,901	26,859
Current deferred consideration payable CellPoint
Financial risk management
Financial liabilities		6,222
Equity instruments
Financial risk management
Financial assets held at fair value through profit or loss	13,575
Current financial investments
Financial risk management
Financial assets held at fair value through profit or loss	1,316,805	1,292,514	1,317,460
Financial assets at amortized cost	2,200,893	2,293,431	1,152,349
Cash and cash equivalents
Financial risk management
Financial assets	166,803	508,117	2,233,368
Restricted cash (current and non-current)
Financial risk management
Financial assets	5,533	4,569	1,425
Other non-current assets.
Financial risk management
Financial assets	318	1,209	1,048
Trade receivables
Financial risk management
Financial assets	€ 17,494	€ 28,194	€ 91,786